INVENTORIES, NET (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Inventory Disclosure [Abstract]
Inventory markdown		$ 117,703	$ 1,165,044
Change in inventory reserve	$ 1,200,000
Inventory write down		$ 152,186	$ 1,158,551